Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Fair values of financial assets and financial liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

	2023				2022
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	4,468	26,012	27	30,507	2,039	22,275	18	24,332
Derivative financial instruments	27	21,290	26	21,343	68	41,202	13	41,283
Investment securities	5,620	67,833	441	73,894	12,634	62,263	387	75,284
Loans	-	4	15	19	-	45	27	72
Total financial assets measured at fair value on a recurring basis	10,115	115,139	509	125,763	14,741	125,785	445	140,971
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	47,220	-	47,220	-	46,331	-	46,331
Other financial liabilities[2]	1,714	10,255	-	11,969	2,006	9,319	-	11,325
Derivative financial instruments	28	24,604	15	24,647	51	39,494	23	39,568
Debt issues[3]	-	3,222	-	3,222	-	6,740	-	6,740
Total financial liabilities measured at fair value on a recurring basis	1,742	85,301	15	87,058	2,057	101,884	23	103,964
Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	4,395	23,566	26	27,987	1,964	20,435	18	22,417
Derivative financial instruments	27	20,985	26	21,038	68	41,046	13	41,127
Investment securities	3,490	63,767	202	67,459	10,887	59,055	157	70,099
Loans	-	4	3	7	-	45	9	54
Due from subsidiaries	-	1,159	-	1,159	-	1,966	-	1,966
Total financial assets measured at fair value on a recurring basis	7,912	109,481	257	117,650	12,919	122,547	197	135,663
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	44,973	-	44,973	-	43,742	-	43,742
Other financial liabilities[2]	1,714	10,213	-	11,927	2,006	9,319	-	11,325
Derivative financial instruments	28	24,531	15	24,574	51	39,384	23	39,458
Debt issues[3]	-	1,852	-	1,852	-	1,905	-	1,905
Due to subsidiaries	-	1,875	-	1,875	-	1,906	-	1,906
Total financial liabilities measured at fair value on a recurring basis	1,742	83,444	15	85,201	2,057	96,256	23	98,336

1.	The contractual outstanding amount payable at maturity was $47,614 million (2022: $46,535 million) for the Group and $45,331 million (2022: $43,926 million) for the Parent Entity.
2.	The contractual outstanding amount payable at maturity for the Group is $11,970 million (2022: $11,330 million) and $11,929 million for the Parent Entity (2022: $11,330 million).
3.

The contractual outstanding amount payable at maturity was $3,772 million (2022: $7,193 million) for the Group and $2,392 million (2022: $2,302 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $45 million decrease (2022: $66 million decrease) for the Group and Parent Entity.

Summary of changes in financial instruments measured at fair value on a recurring basis derived from non-market observable valuation techniques (Level 3)

	Trading
	securities and
	financial assets			Total		Total
	measured	Investment		Level 3		Level 3
$m	at FVIS	securities	Other[1]	assets	Derivatives	liabilities
Consolidated
Balance as at 30 September 2021	5	277	62	344	32	32
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(12)	(12)	(5)	(5)
OCI	-	99	-	99	-	-
Acquisitions and issues	16	65	6	87	2	2
Disposals and settlements	(3)	(54)	(15)	(72)	(2)	(2)
Transfer into or out of non-market observables	-	-	-	-	(4)	(4)
Foreign currency translation impacts	-	-	(1)	(1)	-	-
Balance as at 30 September 2022	18	387	40	445	23	23
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(9)	(9)	(7)	(7)
OCI	-	(17)	-	(17)	-	-
Acquisitions and issues	31	84	145	260	115	115
Disposals and settlements	(19)	(13)	(124)	(156)	(109)	(109)
Transfer into or out of non-market observables	(4)	-	(12)	(16)	(7)	(7)
Foreign currency translation impacts	1	-	1	2	-	-
Balance as at 30 September 2023	27	441	41	509	15	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2022	(1)	-	(7)	(8)	3	3
30 September 2023	(1)	-	25	24	(1)	(1)

Parent Entity
Balance as at 30 September 2021	4	75	41	120	32	32
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(12)	(12)	(5)	(5)
OCI	-	1	-	1	-	-
Acquisitions and issues	17	85	5	107	2	2
Disposals and settlements	(3)	(4)	(12)	(19)	(2)	(2)
Transfer into or out of non-market observables	-	-	-	-	(4)	(4)
Balance as at 30 September 2022	18	157	22	197	23	23
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(9)	(9)	(7)	(7)
OCI	-	(30)	-	(30)	-	-
Acquisitions and issues	30	79	144	253	115	115
Disposals and settlements	(19)	(4)	(116)	(139)	(109)	(109)
Transfer into or out of non-market observables	(4)	-	(12)	(16)	(7)	(7)
Foreign currency translation impacts	1	-	-	1	-	-
Balance as at 30 September 2023	26	202	29	257	15	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2022	(1)	-	(7)	(8)	3	3
30 September 2023	(1)	-	25	24	(1)	(1)

1.	Other is comprised of derivative financial assets and certain loans.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value.

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2023
Financial assets not measured at fair value
Cash and balances with central banks	102,522	102,522	-	-	102,522
Collateral paid	4,535	4,535	-	-	4,535
Investment securities	1,432	-	511	921	1,432
Loans	773,235	-	-	768,890	768,890
Other financial assets	6,219	-	6,219	-	6,219
Total financial assets not measured at fair value	887,943	107,057	6,730	769,811	883,598
Financial liabilities not measured at fair value
Collateral received	3,525	3,525	-	-	3,525
Deposits and other borrowings	640,948	-	636,999	4,331	641,330
Other financial liabilities	32,901	-	32,901	-	32,901
Debt issues[1]	153,351	-	152,131	998	153,129
Loan capital[1]	33,176	-	33,512	-	33,512
Total financial liabilities not measured at fair value	863,901	3,525	855,543	5,329	864,397

2022
Financial assets not measured at fair value
Cash and balances with central banks	105,257	105,257	-	-	105,257
Collateral paid	6,216	6,216	-	-	6,216
Investment securities	1,181	-	335	844	1,179
Loans	739,575	-	-	732,511	732,511
Other financial assets	5,626	-	5,626	-	5,626
Assets held for sale	20	-	20	-	20
Total financial assets not measured at fair value	857,875	111,473	5,981	733,355	850,809
Financial liabilities not measured at fair value
Collateral received	6,371	6,371	-	-	6,371
Deposits and other borrowings	612,798	-	608,397	4,737	613,134
Other financial liabilities	45,035	-	45,035	-	45,035
Debt issues[1]	138,128	-	137,146	306	137,452
Loan capital[1]	31,254	-	30,671	-	30,671
Liabilities held for sale	31	-	31	-	31
Total financial liabilities not measured at fair value	833,617	6,371	821,280	5,043	832,694

1.The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

Note 22. Fair values of financial assets and financial liabilities (continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2023
Financial assets not measured at fair value
Cash and balances with central banks	93,466	93,466	-	-	93,466
Collateral paid	4,505	4,505	-	-	4,505
Investment securities	49	-	-	49	49
Loans	678,014	-	-	674,713	674,713
Due from subsidiaries[1]	51,796	-	4,274	47,522	51,796
Other financial assets	5,812	-	5,812	-	5,812
Total financial assets not measured at fair value	833,642	97,971	10,086	722,284	830,341
Financial liabilities not measured at fair value
Collateral received	3,243	3,243	-	-	3,243
Deposits and other borrowings	565,384	-	564,310	1,443	565,753
Other financial liabilities	26,853	-	26,853	-	26,853
Debt issues[2]	133,105	-	133,039	-	133,039
Due to subsidiaries	53,788	-	3,408	50,380	53,788
Loan capital[2]	32,085	-	32,431	-	32,431
Total financial liabilities not measured at fair value	814,458	3,243	760,041	51,823	815,107

2022
Financial assets not measured at fair value
Cash and balances with central banks	95,182	95,182	-	-	95,182
Collateral paid	6,179	6,179	-	-	6,179
Investment securities	77	-	2	75	77
Loans	651,663	-	-	645,861	645,861
Due from subsidiaries[1]	51,403	-	8,748	42,655	51,403
Other financial assets	5,228	-	5,228	-	5,228
Total financial assets not measured at fair value	809,732	101,361	13,978	688,591	803,930
Financial liabilities not measured at fair value
Collateral received	6,299	6,299	-	-	6,299
Deposits and other borrowings	543,003	-	541,916	1,435	543,351
Other financial liabilities	41,027	-	41,027	-	41,027
Debt issues[2]	120,434	-	119,978	-	119,978
Due to subsidiaries	56,437	-	5,054	51,383	56,437
Loan capital[2]	30,734	-	30,144	-	30,144
Total financial liabilities not measured at fair value	797,934	6,299	738,119	52,818	797,236

1.	Due from subsidiaries excluded $689 million (2022: $816 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
2.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.